Document and Entity Information	Mar. 31, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001173514
Document Type	8-K
Document Period End Date	Mar. 31, 2020
Entity Registrant Name	HYSTER-YALE MATERIALS HANDLING, INC.
Entity Incorporation State Country Code	DE
Entity File Number	000-54799
Entity Tax Identification Number	31-1637659
Entity Address, Address Line One	5875 Landerbrook Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Cleveland
Entity Address, State or Province	OH
City Area Code	(440)
Local Phone Number	449-9600
Entity Address, Postal Zip Code	44124-4069
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.01 par value per share
Trading Symbol	HY
Security Exchange Name	NYSE
Entity Emerging Growth Company	false